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CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY

SEMIANNUAL REPORT
TO CONTRACT OWNERS
JUNE 30, 1999

                                              Conseco Variable Annuity Account G


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SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999

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CONSECO VARIABLE ANNUITY ACCOUNT G                                          PAGE
Statement of Assets and Liabilities as of June 30, 1999....................... 2
Statements of Operations for the Six Months Ended June 30, 1999,
   and the Period April 29, 1998 through December 31, 1998.................... 4
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999,
   and the Period April 29, 1998 through December 31, 1998.................... 4
Notes to Financial Statements................................................. 5

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CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

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                                                                                                                          NET ASSET
                                                                                               SHARES         COST          VALUE
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
Assets:
   Investments in portfolio shares (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................       3,566.4     $  186,781     $  199,150
       Leveraged AllCap Portfolio......................................................       6,028.9        228,879        246,402
       MidCap Growth Portfolio.........................................................       1,771.3         46,247         48,887
       Small Capitalization Portfolio..................................................         322.7         13,660         14,062
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................       4,490.5         32,171         33,409
       International Fund..............................................................       1,583.3         11,985         12,951
       Value Fund......................................................................       9,305.8         60,416         63,187
     Berger Institutional Products Trust:
       100 Fund........................................................................         653.2          8,477          9,276
       Growth and Income Fund..........................................................       7,675.7        131,123        151,057
       Small Company Growth Fund.......................................................         226.2          2,795          3,214
       BIAM International Fund.........................................................          49.2            571            586
     Conseco Series Trust:
       Balanced Portfolio..............................................................      12,458.9        165,330        179,712
       Equity Portfolio................................................................       1,641.3         32,892         39,255
       Fixed Income Portfolio..........................................................      12,520.2        125,199        119,897
       Government Securities Portfolio.................................................       5,177.8         61,806         58,466
       Money Market Portfolio..........................................................   2,014,173.6      2,014,174      2,014,174
     Dreyfus Stock Index Fund..........................................................       7,186.1        251,671        259,489
     The Dreyfus Socially Responsible Growth Fund, Inc.................................         718.5         22,672         25,184
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................         995.4         23,301         25,233
       International Value Portfolio...................................................         523.8          7,137          7,600
     Federated Insurance Series:
       High Income Bond Fund II........................................................      21,236.9        223,389        218,103
       International Equity Fund II....................................................         182.6          2,829          2,908
       Utility Fund II.................................................................       5,640.2         81,802         81,952
     Invesco Variable Investment Funds, Inc.:
       High Yield Fund.................................................................         704.0          8,732          8,463
       Equity Income Fund..............................................................         598.1         11,535         12,663
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................       2,596.3         86,436         89,884
       Growth Portfolio................................................................       6,311.8        169,160        172,248
       Worldwide Growth Portfolio......................................................       6,840.7        205,856        223,965
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................       1,803.2         20,517         22,287
       Small Cap Portfolio.............................................................          89.1            850            950
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................       2,329.8         47,570         55,239
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................       1,433.9         18,992         18,770
       Partners Portfolio..............................................................         445.4          8,338          9,228
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................       3,203.0         59,814         65,340
     Strong Opportunity Fund II, Inc...................................................       2,746.5         60,577         63,335
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................       1,727.8         20,829         18,626
       Worldwide Emerging Markets Fund.................................................       1,529.7         13,641         15,894
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         Total assets...............................................................................................      4,591,046

Liabilities:
   Amounts due to Conseco Variable Insurance Company................................................................          4,786
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         Net assets (Note 6)........................................................................................     $4,586,260
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

   The accompanying notes are an integral part of these financial statements.


2

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CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)

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                                                                                                            UNIT         TOTAL VALUE
                                                                                               UNITS        VALUE          OF UNITS
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
Net assets attributable to:
   Contract owners' deferred annuity reserves
     The Alger American Fund:
       Growth Portfolio................................................................       9,813.9   $  20.245983     $  198,693
       Leveraged AllCap Portfolio......................................................      10,620.9      23.175671        246,148
       MidCap Growth Portfolio.........................................................       2,828.0      17.267291         48,831
       Small Capitalization Portfolio..................................................         867.0      16.199663         14,046
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................       2,802.9      11.806661         33,093
       International Fund..............................................................       1,249.1      10.356311         12,936
       Value Fund......................................................................       6,024.8      10.475523         63,113
     Berger Institutional Products Trust:
       100 Fund........................................................................         871.7      10.628735          9,265
       Growth and Income Fund..........................................................      11,477.5      13.149886        150,928
       Small Company Growth Fund.......................................................         316.2      10.154043          3,210
       BIAM International Fund.........................................................          55.5      10.547551            586
     Conseco Series Trust:
       Balanced Portfolio..............................................................      12,771.1      14.055317        179,502
       Equity Portfolio................................................................       2,411.1      16.262197         39,209
       Fixed Income Portfolio..........................................................      10,926.6      10.960096        119,757
       Government Securities Portfolio.................................................       5,358.1      10.897791         58,391
       Money Market Portfolio..........................................................     185,920.4      10.829919      2,013,503
     Dreyfus Stock Index Fund..........................................................      21,199.1      12.215951        258,967
     The Dreyfus Socially Responsible Growth Fund, Inc.................................       2,026.6      12.413123         25,156
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................       2,141.0      11.772201         25,204
       International Value Portfolio...................................................         739.2      10.268734          7,591
     Federated Insurance Series:
       High Income Bond Fund II........................................................      21,796.7       9.996530        217,891
       International Equity Fund II....................................................         203.1      14.303483          2,905
       Utility Fund II.................................................................       7,336.1      11.158046         81,857
     Invesco Variable Investment Funds, Inc,:
       High Yield Fund.................................................................         704.4      12.000062          8,453
       Equity Income Fund..............................................................         814.4      15.531268         12,648
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................       5,911.4      15.189576         89,792
       Growth Portfolio................................................................      12,812.8      13.405735        171,765
       Worldwide Growth Portfolio......................................................      19,001.4      11.775927        223,759
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................       1,896.9      11.735863         22,261
       Small Cap Portfolio.............................................................          99.6       9.531854            949
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................       3,727.3      14.802600         55,174
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................       1,850.5      10.131350         18,748
       Partners Portfolio..............................................................         882.4      10.445516          9,217
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................       4,464.6      14.615769         65,254
     Strong Opportunity Fund II, Inc...................................................       5,546.7      11.354093         62,977
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................       1,856.5      10.020650         18,604
       Worldwide Emerging Markets Fund.................................................       2,090.1       7.596000         15,877
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         Net assets attributable to contract owners' deferred annuity reserves .....................................     $4,586,260
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

   The accompanying notes are an integral part of these financial statements.

                                                                               3

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CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

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                                                                                                                        PERIOD FROM
                                                                                                          SIX MONTHS  APRIL 29, 1998
                                                                                                              ENDED        THROUGH
                                                                                                         JUNE 30, 1999  DECEMBER 31,
                                                                                                          (UNAUDITED)        1998
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ...................................................     $  103,506     $   14,460
Expenses:
   Mortality and expense risk fees ..................................................................         15,254          4,243
   Administrative fees ..............................................................................          1,990            509
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     Total expenses .................................................................................         17,244          4,752
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       Net investment income ........................................................................         86,262          9,708
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Net realized gains (losses) and unrealized appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of investments in portfolio shares ..........................         58,896       (17,454)
   Net change in unrealized appreciation of investments in portfolio shares .........................         39,338         83,555
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     Net gain on investments in portfolio shares ....................................................         98,234         66,101
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       Net increase in net assets from operations ...................................................     $  184,496     $   75,809
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



STATEMENTS OF CHANGES IN NET ASSETS


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                                                                                                                        PERIOD FROM
                                                                                                          SIX MONTHS  APRIL 29, 1998
                                                                                                              ENDED        THROUGH
                                                                                                         JUNE 30, 1999  DECEMBER 31,
                                                                                                          (UNAUDITED)        1998
------------------------------------------------------------------------------------------------------------------------------------
 Changes from operations:
   Net investment income ............................................................................     $   86,262     $    9,708
   Net realized gains (losses) on sales of investments in portfolio shares ..........................         58,896       (17,454)
   Net change in unrealized appreciation of investments in portfolio shares .........................         39,338         83,555
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     Net increase in net assets from operations .....................................................        184,496         75,809
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 Changes from contract owners' transactions:
   Net contract purchase payments ...................................................................      3,209,744      1,205,517
   Contract redemptions .............................................................................        (57,378)      (31,928)
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     Net increase in net assets from contract owners' transactions ..................................      3,152,366      1,173,589
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       Net increase in net assets ...................................................................      3,336,862      1,249,398
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 Net assets, beginning of period ....................................................................      1,249,398              --
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       Net assets, end of period ....................................................................     $4,586,260     $1,249,398
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

   The accompanying notes are an integral part of these financial statements.

4

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CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)

--------------------------------------------------------------------------------
(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G (formerly Great American Reserve Account G) ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco
Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of the separate accounts are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three investment options of the MVA, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   High Yield Fund
   Equity Income Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the separate account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Variable Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

JUNE 30, 1999
(UNAUDITED)

--------------------------------------------------------------------------------


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $6,971,333 and $1,908,738 for the six months ended June 30, 1999, and for the period April 29, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $3,729,247 and $724,111 for the six months ended June 30, 1999, and for the period April 29, 1998 through December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $15,254 and $4,243 for the six months ended June 30, 1999, and for the period April 29, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for six months ended June 30, 1999, and for the period April 29, 1998, through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $1,990 and $509 for the six months ended June 30, 1999, and for the period April 29, 1998, through December 31, 1998, respectively.

   The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the specified period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no charges for the six months ended June 30, 1999, and for the period April 29, 1998, through December 31, 1998.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at June 30, 1999:
--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
   less cost of units redeemed....................................  $ 4,325,956
Undistributed net investment income...............................       95,970
Undistributed net realized gain on sales of investments ..........       41,442
Net unrealized appreciation of investments........................      122,892
--------------------------------------------------------------------------------
       Net assets.................................................  $ 4,586,260
--------------------------------------------------------------------------------

6

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8

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--------------------------------------------------------------------------------
CONSECO VARIABLE ANNUITY ACCOUNT G
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

     VARIABLE ANNUITY ACCOUNT G IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO
     EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY
 COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
    AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE
                                                                  SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                            05-8437 (8/99) 05963
                                     (C) 1999 Conseco Variable Insurance Company

                                                                 www.conseco.com

INSURANCE INVESTMENTS LENDING
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